Revenue from contract with customers (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregation of revenue from contracts with customers
The table below presents revenue by service contract type, geographical market, and the timing of performance obligation satisfaction (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Type of service (1)
Social casino game	$79,618	$75,171	$219,237	$235,326
Geographical market (1)
U.S.	60,996	65,147	182,507	205,275
International	18,622	10,024	36,730	30,051
Total	$79,618	$75,171	$219,237	$235,326
Timing of revenue recognition (1)
Over the time	78,670	75,047	$218,140	$234,747
At a point in time	948	124	1,097	579
Total (1)	$79,618	$75,171	$219,237	$235,326
(1)iGaming revenues are excluded, amounting to $44,915 thousand for the nine months ended September 30, 2025 and $24,034 thousand for the nine months ended September 30, 2024.
The following table disaggregates revenue between mobile and web platforms (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Mobile	$54,485	$55,696	$155,450	$176,954
Web	25,133	19,475	63,787	58,372
Total (1)	$79,618	$75,171	$219,237	$235,326
(1)iGaming revenues are excluded, amounting to $44,915 thousand for the nine months ended September 30, 2025 and $24,034 thousand for the nine months ended September 30, 2024.

Schedule of contract assets and contract liabilities
The following table summarizes our opening and closing balances in contract assets and contract liabilities (in thousands):

	September 30, 2025	December 31, 2024
Contract assets (1)	$429	$526
Contract liabilities (2)	1,523	1,754
(1)Contract assets are included within prepaid expenses and other assets in our consolidated interim financial position.
(2)The revenue recognized during the current year from the contract liabilities balance at the beginning of the reporting period is $1,754 thousand for the nine months ended September 30, 2025 and $2,520 thousand for the nine months ended September 30, 2024.